Document and Entity Information	Aug. 14, 2015
Prospectus:
Document Type	497
Document Period End Date	Aug. 14, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Aug. 14, 2015
Document Effective Date	Aug. 14, 2015
Prospectus Date	Mar. 30, 2015
WBI Absolute Return Balanced Fund | No Load Class
Prospectus:
Trading Symbol	WBADX
WBI Absolute Return Balanced Fund | Institutional Class
Prospectus:
Trading Symbol	WBBAX
WBI Absolute Return Balanced Plus Fund | No Load Shares
Prospectus:
Trading Symbol	WBPNX
WBI Absolute Return Balanced Plus Fund | Institutional Class
Prospectus:
Trading Symbol	WBBPX
WBI Absolute Return Dividend Income Fund | No Load Shares
Prospectus:
Trading Symbol	WBDNX
WBI Absolute Return Dividend Income Fund | Institutional Class
Prospectus:
Trading Symbol	WBDIX
WBI Absolute Return Dividend Growth Fund | No Load Class
Prospectus:
Trading Symbol	WBIDX
WBI Absolute Return Dividend Growth Fund | Institutional Class
Prospectus:
Trading Symbol	WBDGX